Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 34,388,295	$ 29,344,894	$ 26,322,627
Costs and expenses:
Cost of products sold	7,421,316	6,016,822	5,418,010
Selling and marketing	15,277,740	14,004,933	13,489,178
Research and development	6,868,480	7,575,892	4,247,623
General and administrative	9,974,384	10,150,777	9,610,967
Amortization	4,134,557	2,769,466	2,436,222
Total costs and expenses	43,676,477	40,517,890	35,202,000
Operating income (loss)	(9,288,182)	(11,172,996)	(8,879,373)
Interest income	243,364	564,484	299,326
Interest expense	(246,186)	(195,848)	(92,904)
Income (loss) before income taxes	(9,291,004)	(10,804,360)	(8,672,951)
Income tax (expense) benefit	79,316	(16,636)	(4,174,889)
Net income (loss) from continuing operations	(9,211,688)	(10,820,996)	(12,847,840)
Discontinued operations net of tax	5,665,177	3,782,224	4,798,025
Net income (loss)	(3,546,511)	(7,038,772)	(8,049,815)
Net loss at subsidiary attributable to noncontrolling interests	8,752	75,704	71,182
Net income (loss) attributable to common shareholders	$ (3,537,759)	$ (6,963,068)	$ (7,978,633)
Earnings (loss) per share attributable to common shareholders:
Earnings (loss) per share attributable to common shareholders-Continuing operations-basic (in USD per share)	$ (0.60)	$ (0.70)	$ (0.80)
Earnings (loss) per share attributable to common shareholders-Discontinued operations-basic (in USD per share)	0.37	0.25	0.30
Basic (in USD per share)	(0.23)	(0.45)	(0.50)
Earnings (loss) per share attributable to common shareholders-Continuing operations-diluted (in USD per share)	(0.60)	(0.70)	(0.80)
Earnings (loss) per share attributable to common shareholders-Discontinued operations-diluted (in USD per share)	0.37	0.25	0.30
Diluted (in USD per share)	$ (0.23)	$ (0.45)	$ (0.50)
Weighted-average common shares outstanding:
Basic (in shares)	15,396,098	15,614,052	15,911,577
Diluted (in shares)	15,396,098	15,614,052	15,911,577
Comprehensive income (loss) attributable to common shareholders	$ (3,537,759)	$ (6,963,068)	$ (7,978,633)
Net loss at subsidiary attributable to noncontrolling interests	8,752	75,704	71,182
Total comprehensive income (loss)	(3,546,511)	(7,038,772)
Product
Revenues:
Revenues	32,407,245	28,803,961	25,549,059
Other
Revenues:
Revenues	$ 1,981,050	$ 540,933	$ 773,568